UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2018

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2018

Days	% of fund's investments 11/30/18
1 - 7	49.9
8 - 30	24.4
31 - 60	21.8
61 - 90	3.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Certificates of Deposit	5.0%
Commercial Paper	2.4%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	20.4%
Non-Negotiable Time Deposit	18.4%
Other Instruments	4.6%
Repurchase Agreements	19.1%
Net Other Assets (Liabilities)	2.3%

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 5.0%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 5.0%
Landesbank Baden-Wuerttemberg New York Branch
12/3/18 to 12/7/18
(Cost $2,500,500,000)	2.28 to 2.28	2,500,500,000	2,500,497,858

Financial Company Commercial Paper - 2.2%
Bayerische Landesbank
12/3/18 to 12/7/18
(Cost $1,125,696,653)	2.00 to 2.31	1,125,983,000	1,125,634,869

Asset Backed Commercial Paper - 0.2%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
12/3/18
(Cost $123,984,362)	2.27	124,000,000	123,976,440

U.S. Treasury Debt - 27.8%
U.S. Treasury Obligations - 27.8%
U.S. Treasury Bills
12/6/18 to 2/28/19	2.14 to 2.38 (b)%	$13,448,480,000	$13,428,900,183
U.S. Treasury Notes
1/31/19	2.35 to 2.52 (c)	460,000,000	459,582,097
TOTAL U.S. TREASURY DEBT
(Cost $13,886,591,394)			13,888,482,280

U.S. Government Agency Debt - 20.4%
Federal Agencies - 20.4%
Federal Home Loan Bank
12/5/18 to 1/25/19	2.15 to 2.36 (c)	10,147,500,000	10,128,724,396
Freddie Mac
12/19/18	2.21	88,000,000	87,911,208
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $10,215,783,095)			10,216,635,604

Non-Negotiable Time Deposit - 18.4%
Time Deposits - 18.4%
Australia & New Zealand Banking Group Ltd.
12/7/18	2.26	575,000,000	574,997,758
Barclays Bank PLC
12/3/18	2.27	2,506,681,000	2,506,681,000
BNP Paribas
12/4/18	2.20	1,073,082,000	1,073,079,532
Credit Agricole CIB
12/3/18	2.18	413,000,000	413,000,000
Mizuho Corporate Bank Ltd.
12/4/18 to 12/7/18	2.22 to 2.29	2,456,000,000	2,455,982,652
Skandinaviska Enskilda Banken AB
12/3/18	2.18	2,168,000,000	2,168,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $9,191,763,000)			9,191,740,942

Other Instrument - 4.6%
Corporate Bonds - 4.6%
International Bank for Reconstruction & Development
1/7/19 to 2/6/19
(Cost $2,289,770,976)	2.39 to 2.53	2,298,000,000	2,290,356,830

Interfund Loans - 0.0%
With:
Fidelity Select Defense & Aerospace Portfolio at 2.49% due 12/3/18(d)		11,580,000	$11,580,000
Fidelity Select Energy Portfolio at 2.49% due 12/3/18(d)		3,674,000	3,674,000
TOTAL INTERFUND LOANS
(Cost $15,254,000)			15,254,000

U.S. Government Agency Repurchase Agreement - 3.2%
	Maturity Amount	Value
In a joint trading account at 2.27% dated 11/30/18 due 12/3/18 (Collateralized by U.S. Government Obligations):
#	$1,353,904,065	$1,353,648,000
#	79,157,971	79,143,000
With ING Financial Markets LLC at 2.45%, dated 11/15/18 due 2/12/19 (Collateralized by U.S. Government Obligations valued at $179,739,912, 2.17% - 5.14%, 11/1/24 - 8/1/48)	177,066,022	176,000,774
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,608,791,000)		1,608,791,774

U.S. Treasury Repurchase Agreement - 15.9%
With:
Barclays Bank PLC at 2.27%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $5,819,788,126, 0.00% - 8.00%, 12/6/18 - 11/15/48)	5,701,078,250	5,700,000,000
Commerz Markets LLC at 2.31%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $395,666,977, 1.88% - 3.13%, 6/30/20 - 2/15/46)	387,074,498	387,000,000
DNB Bank ASA at 2.27%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $1,400,724,990, 1.25% - 2.63%, 5/31/19 - 3/31/24)	1,373,259,726	1,373,000,000
J.P. Morgan Securities, LLC at 2.28%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $286,674,461, 2.88% - 3.13%, 8/15/28 - 11/15/28)	281,053,390	281,000,000
SMBC Nikko Securities America, Inc. at 2.29%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $205,864,635, 0.00% - 2.63%, 5/23/19 - 7/15/21)	202,038,548	202,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $7,943,000,000)		7,943,000,000
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $48,901,134,480)		48,904,370,597
NET OTHER ASSETS (LIABILITIES) - 2.3%		1,137,341,876
NET ASSETS - 100%		$50,041,712,473

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $280,477,222 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $281,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,353,648,000 due 12/03/18 at 2.27%
Credit Agricole CIB New York Branch	$1,353,648,000
$1,353,648,000
$79,143,000 due 12/03/18 at 2.27%
Sumitomo Mitsu Bk Corp Ny (DI)	$79,143,000
$79,143,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,551,791,774) — See accompanying schedule: Unaffiliated issuers (cost $48,885,880,480)	$48,889,116,597
Affiliated issuers (cost $15,254,000)	15,254,000
Total Investment in Securities (cost $48,901,134,480)		$48,904,370,597
Cash		1,500,000,767
Interest receivable		7,031,007
Other affiliated receivables		1,053
Other receivables		399,728
Total assets		50,411,803,152
Liabilities
Distributions payable	$88,574,061
Payable for reverse repurchase agreement	281,000,000
Other payables and accrued expenses	516,618
Total liabilities		370,090,679
Net Assets		$50,041,712,473
Net Assets consist of:
Paid in capital		$50,038,522,972
Total distributable earnings (loss)		3,189,501
Net Assets, for 50,028,434,924 shares outstanding		$50,041,712,473
Net Asset Value, offering price and redemption price per share ($50,041,712,473 ÷ 50,028,434,924 shares)		$1.0003

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Interest (including $347,872 from affiliated interfund lending)		$444,349,714
Expenses
Custodian fees and expenses	$122,029
Independent trustees' fees and expenses	90,537
Interest	599,303
Total expenses		811,869
Net investment income (loss)		443,537,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,347
Total net realized gain (loss)		15,347
Change in net unrealized appreciation (depreciation) on investment securities		3,599,591
Net increase in net assets resulting from operations		$447,152,783

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$443,537,845	$525,442,399
Net realized gain (loss)	15,347	42,699
Change in net unrealized appreciation (depreciation)	3,599,591	(311,033)
Net increase in net assets resulting from operations	447,152,783	525,174,065
Distributions to shareholders	(443,540,881)	–
Distributions to shareholders from net investment income	–	(525,442,477)
Total distributions	(443,540,881)	(525,442,477)
Affiliated share transactions
Proceeds from sales of shares	203,104,046,890	400,875,918,929
Reinvestment of distributions	–	(41,174)
Cost of shares redeemed	(196,561,175,952)	(395,459,827,320)
Net increase (decrease) in net assets and shares resulting from share transactions	6,542,870,938	5,416,050,435
Total increase (decrease) in net assets	6,546,482,840	5,415,782,023
Net Assets
Beginning of period	43,495,229,633	38,079,447,610
End of period	$50,041,712,473	$43,495,229,633
Other Information
Distributions in excess of net investment income end of period		$(58,927)
Shares
Sold	203,063,045,927	400,795,759,777
Issued in reinvestment of distributions	–	(41,166)
Redeemed	(196,521,581,376)	(395,380,751,170)
Net increase (decrease)	6,541,464,551	5,414,967,441

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0102	.0131	.0056	.003	.001	.001
Net realized and unrealized gain (loss)	.0001	–B	.0002	–B	–B	–B
Total from investment operations	.0103	.0131	.0058	.003	.001	.001
Distributions from net investment income	(.0102)	(.0131)	(.0056)	(.003)	(.001)	(.001)
Total distributions	(.0102)	(.0131)	(.0056)	(.003)	(.001)	(.001)
Net asset value, end of period	$1.0003	$1.0002	$1.0002	$1.00	$1.00	$1.00
Total ReturnC,D	1.03%	1.31%	.58%	.27%	.13%	.10%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.05%G	1.31%	.56%	.28%	.13%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$50,041,712	$43,495,230	$38,079,448	$37,665,911	$30,179,024	$40,332,769

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $399,728 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, expiring capital loss carryforwards and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,331,005
Gross unrealized depreciation	(94,888)
Net unrealized appreciation (depreciation)	$3,236,117
Tax cost	$48,901,134,480

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $226,019,231 and the weighted average interest rate was 1.78% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate
Lender	$19,542,839	2.28%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.0037%	$1,000.00	$1,010.30	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TCC-SANN-0119
1.734014.118

Fidelity® Municipal Cash Central Fund Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2018

Days	% of fund's investments 11/30/18
1 - 7	96.7
8 - 30	0.4
31 - 60	2.5
61 - 90	0.2
91 - 180	0.1
> 180	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Variable Rate Demand Notes (VRDNs)	89.3%
Tender Option Bond	5.9%
Other Municipal Security	3.5%
Net Other Assets (Liabilities)	1.3%

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 89.3%
	Principal Amount	Value
Alabama - 4.8%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.78% 12/7/18, VRDN (a)	$4,100,000	$4,100,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 1.83% 12/3/18, VRDN (a)(b)	2,800,000	2,800,000
West Jefferson Indl. Dev. Series 2008, 1.78% 12/7/18, VRDN (a)	3,390,000	3,390,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.83% 12/3/18, VRDN (a)(b)	15,285,000	15,285,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.83% 12/3/18, VRDN (a)(b)	2,200,000	2,200,000
		27,775,000
Arizona - 4.9%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 1.74% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	28,500,000	28,500,000
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 2% 12/7/18, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.89% 12/7/18, VRDN (a)(b)	4,000,000	4,000,000
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 1.81% 12/7/18, LOC Fannie Mae, VRDN (a)	755,000	755,000
		6,155,000
Connecticut - 5.1%
Connecticut Gen. Oblig. Series 2016 C, 1.82% 12/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	100,000	100,000
Connecticut Hsg. Fin. Auth.:
Series 2017 C, 1.72% 12/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	8,970,000	8,970,000
Series D, 1.72% 12/7/18 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	20,620,000	20,620,000
		29,690,000
Delaware - 2.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.85% 12/3/18, VRDN (a)(b)	9,400,000	9,400,000
Series 1999 B, 1.8% 12/7/18, VRDN (a)(b)	2,400,000	2,400,000
		11,800,000
Florida - 12.0%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 1.8% 12/3/18, VRDN (a)(b)	25,760,000	25,760,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	18,910,000	18,910,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2016 A, 1.78% 12/3/18, VRDN (a)(b)	3,090,000	3,090,000
1.8% 12/3/18, VRDN (a)(b)	2,300,000	2,300,000
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.78% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	5,375,000	5,375,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.78% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	6,700,000	6,700,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 1.78% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	7,600,000	7,600,000
		69,735,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 1.89% 12/3/18, VRDN (a)(b)	500,000	500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.85% 12/3/18, VRDN (a)	200,000	200,000
		700,000
Indiana - 1.5%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.95% 12/7/18, VRDN (a)(b)	600,000	600,000
Series 2003 B, 1.99% 12/7/18, VRDN (a)(b)	6,300,000	6,300,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 12/7/18, VRDN (a)	1,300,000	1,300,000
Series I, 1.81% 12/7/18, VRDN (a)	700,000	700,000
		8,900,000
Iowa - 0.2%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.76% 12/7/18, VRDN (a)(b)	1,100,000	1,100,000
Kentucky - 1.0%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 1.78% 12/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,200,000	4,200,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.76% 12/7/18, VRDN (a)(b)	1,800,000	1,800,000
		6,000,000
Louisiana - 2.3%
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1993, 1.81% 12/3/18, VRDN (a)(b)	13,300,000	13,300,000
Maryland - 1.7%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 1.73% 12/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	9,950,000	9,950,000
Michigan - 0.8%
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1.73% 12/3/18, VRDN (a)	4,895,000	4,895,000
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 1.74% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	5,825,000	5,825,000
Nebraska - 0.6%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2015 D, 1.73% 12/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,000,000	1,000,000
Series 2018 D, 1.73% 12/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,515,000	2,515,000
		3,515,000
Nevada - 0.6%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.73% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,600,000	3,600,000
New York - 23.1%
New York City Gen. Oblig.:
Series 2013 A3, 1.77% 12/3/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	8,360,000	8,360,000
Series 2015 F5, 1.74% 12/3/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	16,130,000	16,130,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 1.77% 12/3/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,600,000	7,600,000
Series 2009 BB1, 1.75% 12/3/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,600,000	4,600,000
Series 2009 BB2, 1.75% 12/3/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,715,000	6,715,000
New York City Transitional Fin. Auth. Rev.:
Series 2010, 1.75% 12/3/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,000,000	11,000,000
Series 2015 A4, 1.73% 12/3/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	13,350,000	13,350,000
Series 2018 A4, 1.76% 12/3/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,240,000	7,240,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.) Series 2002 A, 1.82% 12/3/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	26,000,000	26,000,000
(505 West 37th Street Proj.) Series 2008 A, 1.82% 12/3/18, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	22,000,000	22,000,000
FHLMC New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.72% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	11,700,000	11,700,000
		134,695,000
Ohio - 0.9%
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 1.73% 12/3/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,050,000	5,050,000
Oregon - 2.6%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.74% 12/7/18, LOC Freddie Mac, VRDN (a)(b)	15,000,000	15,000,000
Pennsylvania - 0.3%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.79% 12/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
South Carolina - 0.6%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 2% 12/7/18, VRDN (a)(b)	100,000	100,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 1.71% 12/7/18, LOC TD Banknorth, NA, VRDN (a)(b)	3,425,000	3,425,000
		3,525,000
Tennessee - 2.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	11,965,000	11,965,000
Texas - 10.8%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2002 A, 1.8% 12/3/18, LOC Bank of Nova Scotia, VRDN (a)(b)	3,600,000	3,600,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 1.79% 12/3/18, VRDN (a)(b)	16,200,000	16,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 1.74% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	21,135,000	21,135,000
(Exxon Mobil Proj.) Series 2000, 1.73% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 1.74% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	2,900,000	2,900,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 1.75% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,070,000	1,070,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 2% 12/7/18, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 B2, 1.73% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,100,000	2,100,000
Texas Gen. Oblig. Series 2004 B, 1.8% 12/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	2,290,000	2,290,000
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Chisholm Trail Proj.) Series 2004, 1.75% 12/7/18, LOC Fannie Mae, VRDN (a)(b)	3,470,000	3,470,000
		62,715,000
Virginia - 7.0%
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 1.74% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1995, 1.77% 12/3/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1996 A, 1.77% 12/3/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 1.77% 12/3/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,300,000	9,300,000
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 1.74% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,080,000	1,080,000
Series 2006, 1.74% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,850,000	1,850,000
		40,630,000
West Virginia - 1.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.79% 12/7/18, VRDN (a)(b)	4,200,000	4,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.83% 12/7/18, VRDN (a)(b)	4,200,000	4,200,000
		8,400,000
Wisconsin - 0.8%
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 1.72% 12/3/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,900,000	4,900,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.73% 12/7/18, VRDN (a)	100,000	100,000
Series 1992 B, 1.73% 12/7/18, VRDN (a)	100,000	100,000
		200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $520,090,000)		520,090,000

Tender Option Bond - 5.9%
California - 0.8%
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series 2015 XF 1033, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	4,840,000	4,840,000
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700,000	700,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XG 01 97, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	400,000	400,000
Series Floaters XL 00 84, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	865,000	865,000
Series Floaters ZF 06 88, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,300,000	1,300,000
		3,265,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700,000	2,700,000
District Of Columbia - 0.2%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 1.79% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,000,000	1,000,000
Florida - 0.1%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.94%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	400,000	400,000
		800,000
Georgia - 0.2%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.82%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000,000	1,000,000
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.76% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
Illinois - 0.6%
Chicago Board of Ed. Participating VRDN Series Putters 50 21, 1.84% 12/3/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,300,000	1,300,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.84% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600,000	1,600,000
		3,300,000
Iowa - 0.3%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 1.77% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,775,000	1,775,000
Maryland - 0.0%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.89%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	200,000	200,000
Montana - 0.9%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,135,000	5,135,000
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	300,000	300,000
Ohio - 0.4%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.81% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	985,000	985,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,100,000	1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	100,000	100,000
		2,285,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.74% 12/7/18 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	900,000	900,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	300,000	300,000
Participating VRDN Series Floaters 2018 029, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
		1,400,000
Texas - 0.6%
Texas Gen. Oblig. Participating VRDN Series Floaters XM 04 05, 1.72% 12/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750,000	3,750,000
Washington - 0.3%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.79% 12/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	800,000	800,000
Series Floaters ZM 06 69, 1.77% 12/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	600,000	600,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.77% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)(c)	310,000	310,000
		1,710,000
TOTAL TENDER OPTION BOND
(Cost $34,660,000)		34,660,000

Other Municipal Security - 3.5%
Georgia - 2.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,040,000	5,040,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,130,000	10,130,000
		15,170,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	400,000	400,000
Massachusetts - 0.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 92, 1.78% tender 1/3/19, CP mode	100,000	99,999
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 2018 A, 1.83% tender 1/3/19, CP mode (b)	700,000	699,993
Series A, 1.8% tender 12/19/18, CP mode (b)	2,100,000	2,099,976
Series A1, 1.85% tender 12/3/18, CP mode (b)	1,900,000	1,900,000
		4,699,969
TOTAL OTHER MUNICIPAL SECURITY
(Cost $20,370,000)		20,369,968
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $575,120,000)		575,119,968
NET OTHER ASSETS (LIABILITIES) - 1.3%		7,486,526
NET ASSETS - 100%		$582,606,494

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,220,000 or 2.4% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.89%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$900,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$700,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17	$2,700,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.94%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$1,600,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$985,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$5,135,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 8/6/18	$1,100,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	8/3/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$300,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$100,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $575,120,000)		$575,119,968
Cash		2,654,694
Receivable for investments sold		7,835,000
Interest receivable		868,258
Receivable from investment adviser for expense reductions		3,000
Other receivables		4,818
Total assets		586,485,738
Liabilities
Payable for investments purchased	$3,053,497
Distributions payable	820,931
Other payables and accrued expenses	4,816
Total liabilities		3,879,244
Net Assets		$582,606,494
Net Assets consist of:
Paid in capital		$582,606,663
Total distributable earnings (loss)		(169)
Net Assets, for 582,559,709 shares outstanding		$582,606,494
Net Asset Value, offering price and redemption price per share ($582,606,494 ÷ 582,559,709 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Interest		$5,330,062
Expenses
Custodian fees and expenses	$5,575
Independent trustees' fees and expenses	1,665
Miscellaneous	3,000
Total expenses before reductions	10,240
Expense reductions	(8,095)
Total expenses after reductions		2,145
Net investment income (loss)		5,327,917
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		92
Total net realized gain (loss)		92
Change in net unrealized appreciation (depreciation) on investment securities		(1,215)
Net increase in net assets resulting from operations		$5,326,794

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,327,917	$13,915,335
Net realized gain (loss)	92	85,457
Change in net unrealized appreciation (depreciation)	(1,215)	409
Net increase in net assets resulting from operations	5,326,794	14,001,201
Distributions to shareholders	(5,327,987)	–
Distributions to shareholders from net investment income	–	(13,915,334)
Distributions to shareholders from net realized gain	–	(65,740)
Total distributions	(5,327,987)	(13,981,074)
Affiliated share transactions
Proceeds from sales of shares	4,543,811,000	12,751,085,000
Cost of shares redeemed	(4,783,211,799)	(13,500,066,505)
Net increase (decrease) in net assets and shares resulting from share transactions	(239,400,799)	(748,981,505)
Total increase (decrease) in net assets	(239,401,992)	(748,961,378)
Net Assets
Beginning of period	822,008,486	1,570,969,864
End of period	$582,606,494	$822,008,486
Other Information
Distributions in excess of net investment income end of period		$(159)
Shares
Sold	4,543,356,664	12,750,110,794
Redeemed	(4,782,733,526)	(13,499,062,114)
Net increase (decrease)	(239,376,862)	(748,951,320)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0074	.0113	.0066	.001	.001	.001
Net realized and unrealized gain (loss)	–B	–B	.0001	–B	–B	–B
Total from investment operations	.0074	.0113	.0067	.001	.001	.001
Distributions from net investment income	(.0074)	(.0113)	(.0066)	(.001)	(.001)	(.001)
Distributions from net realized gain	–	(.0001)	–	–B	–	–
Total distributions	(.0074)	(.0113)C	(.0066)	(.001)	(.001)	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.00	$1.00	$1.00
Total ReturnD,E	.74%	1.14%	.67%	.12%	.05%	.07%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.45%H	1.06%	.62%	.09%	.05%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$582,606	$822,008	$1,570,970	$4,178,777	$4,603,558	$5,657,214

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0113 per share is comprised of distributions from net investment income of $.01129 and distributions from net realized gain of $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(32)
Net unrealized appreciation (depreciation)	$(32)
Tax cost	$575,120,000

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5,095.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,000.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.0020%	$1,000.00	$1,007.40	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCC-SANN-0119
1.734025.118

Fidelity® Securities Lending Cash Central Fund Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2018

Days	% of fund's investments 11/30/18
1 - 7	39.3
8 - 30	31.1
31 - 60	25.1
61 - 90	4.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2018 *
Certificates of Deposit	5.0%
Commercial Paper	2.5%
U.S. Treasury Debt	35.6%
U.S. Government Agency Debt	22.0%
Non-Negotiable Time Deposit	18.4%
Other Instruments	5.0%
Repurchase Agreements	7.2%
Net Other Assets (Liabilities)	4.3%

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 5.0%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 5.0%
Landesbank Baden-Wuerttemberg New York Branch
12/3/18 to 12/7/18
(Cost $961,000,000)	2.28 to 2.28	961,000,000	960,999,160

Financial Company Commercial Paper - 2.3%
Bayerische Landesbank
12/3/18 to 12/7/18
(Cost $435,022,081)	2.00 to 2.31	435,132,000	434,998,191

Asset Backed Commercial Paper - 0.2%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
12/3/18
(Cost $47,782,973)	2.27	47,789,000	47,779,920

U.S. Treasury Debt - 35.6%
U.S. Treasury Obligations - 35.6%
U.S. Treasury Bills
12/6/18 to 2/28/19	2.14 to 2.38(b)%	$6,625,000,000	$6,615,519,484
U.S. Treasury Notes
1/31/19	2.35 to 2.52 (c)	190,000,000	189,827,269
TOTAL U.S. TREASURY DEBT
(Cost $6,804,426,441)			6,805,346,753

U.S. Government Agency Debt - 22.0%
Federal Agencies - 22.0%
Federal Home Loan Bank
12/5/18 to 1/25/19	2.15 to 2.36 (c)	4,188,400,000	4,180,777,920
Freddie Mac
12/19/18	2.21	36,080,000	36,043,595
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,216,471,987)			4,216,821,515

Non-Negotiable Time Deposit - 18.4%
Time Deposits - 18.4%
Australia & New Zealand Banking Group Ltd.
12/7/18	2.26	220,000,000	219,999,142
Barclays Bank PLC
12/3/18	2.27	961,000,000	961,000,000
BNP Paribas
12/4/18	2.20	416,000,000	415,999,043
Credit Agricole CIB
12/3/18	2.18	159,000,000	159,000,000
Mizuho Corporate Bank Ltd.
12/4/18 to 12/7/18	2.22 to 2.29	941,768,000	941,761,346
Skandinaviska Enskilda Banken AB
12/3/18	2.18	832,000,000	832,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,529,768,000)			3,529,759,531

Other Instrument - 5.0%
Corporate Bonds - 5.0%
International Bank for Reconstruction & Development
1/7/19 to 2/6/19
(Cost $948,627,080)	2.39 to 2.53	952,000,000	948,866,420

U.S. Government Agency Repurchase Agreement - 0.4%
	Maturity Amount	Value
In a joint trading account at 2.27% dated 11/30/18 due 12/3/18 (Collateralized by (U.S. Government Obligations) #	$972,184	$972,000
With ING Financial Markets LLC at 2.45%, dated 11/15/18 due 2/12/19 (Collateralized by U.S. Treasury Obligations valued at $75,572,468, 2.63%, 6/15/21)	74,448,214	74,000,326
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $74,972,000)		74,972,326

U.S. Treasury Repurchase Agreement - 6.8%
With:
Barclays Bank PLC at 2.27%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $408,290,720, 0.00% - 3.75%, 12/18/18 - 8/15/41)	400,075,667	400,000,000
Commerz Markets LLC at 2.31%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $150,989,150, 1.25% - 3.75%, 6/30/20 - 8/15/41)	148,028,490	148,000,000
DNB Bank ASA at 2.27%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $537,641,758, 1.38% - 2.13%, 9/30/23 - 2/29/24)	527,099,691	527,000,000
J.P. Morgan Securities, LLC at 2.28%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $141,807,036, 4.75% - 6.13%, 8/15/29 - 2/15/37)	139,026,410	139,000,000
SMBC Nikko Securities America, Inc. at 2.29%, dated 11/30/18 due 12/3/18 (Collateralized by U.S. Treasury Obligations valued at $79,496,124, 2.63% - 3.63%, 8/15/19-7/15/21)	78,014,885	78,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,292,000,000)		1,292,000,000
TOTAL INVESTMENT IN SECURITIES - 95.7%
(Cost $18,310,070,562)		18,311,543,816
NET OTHER ASSETS (LIABILITIES) - 4.3%		827,879,576
NET ASSETS - 100%		$19,139,423,392

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of the counterparty, J.P. Morgan Securities, LLC, as collateral to secure at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $138,741,402 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $139,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$972,000 due 12/03/18 at 2.27%
Sumitomo Mitsu Bk Corp Ny (DI)	$972,000
$972,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,366,972,326) — See accompanying schedule: Unaffiliated issuers (cost $18,310,070,562)		$18,311,543,816
Cash		999,996,847
Interest receivable		3,388,728
Other receivables		230,084
Total assets		19,315,159,475
Liabilities
Distributions payable	$36,444,545
Payable for reverse repurchase agreement	139,000,000
Other payables and accrued expenses	291,538
Total liabilities		175,736,083
Net Assets		$19,139,423,392
Net Assets consist of:
Paid in capital		$19,137,943,561
Total distributable earnings (loss)		1,479,831
Net Assets, for 19,135,406,742 shares outstanding		$19,139,423,392
Net Asset Value, offering price and redemption price per share ($19,139,423,392 ÷ 19,135,406,742 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Interest		$206,313,096
Expenses
Custodian fees and expenses	$66,671
Independent trustees' fees and expenses	45,064
Interest	304,640
Total expenses		416,375
Net investment income (loss)		205,896,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,956
Total net realized gain (loss)		7,956
Change in net unrealized appreciation (depreciation) on investment securities		1,676,120
Net increase in net assets resulting from operations		$207,580,797

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$205,896,721	$313,249,262
Net realized gain (loss)	7,956	38,060
Change in net unrealized appreciation (depreciation)	1,676,120	(306,780)
Net increase in net assets resulting from operations	207,580,797	312,980,542
Distributions to shareholders	(205,898,106)	–
Distributions to shareholders from net investment income	–	(313,251,305)
Total distributions	(205,898,106)	(313,251,305)
Affiliated share transactions
Proceeds from sales of shares	69,760,678,109	138,245,797,056
Cost of shares redeemed	(73,452,008,118)	(138,574,015,638)
Net increase (decrease) in net assets and shares resulting from share transactions	(3,691,330,009)	(328,218,582)
Total increase (decrease) in net assets	(3,689,647,318)	(328,489,345)
Net Assets
Beginning of period	22,829,070,710	23,157,560,055
End of period	$19,139,423,392	$22,829,070,710
Other Information
Shares
Sold	69,753,107,002	138,230,007,532
Redeemed	(73,444,133,674)	(138,557,751,191)
Net increase (decrease)	(3,691,026,672)	(327,743,659)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0102	.0131	.0059	.003	.001	.001
Net realized and unrealized gain (loss)	.0001	–B	.0001	–B	–B	–B
Total from investment operations	.0103	.0131	.0060	.003	.001	.001
Distributions from net investment income	(.0102)	(.0131)	(.0059)	(.003)	(.001)	(.001)
Total distributions	(.0102)	(.0131)	(.0059)	(.003)	(.001)	(.001)
Net asset value, end of period	$1.0002	$1.0001	$1.0001	$1.00	$1.00	$1.00
Total ReturnC,D	1.03%	1.32%	.60%	.30%	.13%	.10%
Ratios to Average Net AssetsE
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.03%G	1.31%	.60%	.30%	.13%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$19,139,423	$22,829,071	$23,157,560	$21,841,043	$25,584,453	$24,033,517

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $230,084 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,509,907
Gross unrealized depreciation	(36,654)
Net unrealized appreciation (depreciation)	$1,473,253
Tax cost	$18,310,070,563

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $115,288,462 and the weighted average interest rate was 1.76% with payments included in the Statement of Operations as a component of interest expense.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.0041%	$1,000.00	$1,010.30	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CCC-SANN-0119
1.743119.118

Fidelity® Tax-Free Cash Central Fund Semi-Annual Report November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification as of November 30, 2018

Days	% of fund's investments 11/30/18
1 - 7	99.0
8 - 30	0.1
31 - 60	0.9
61 - 90	0.0
91 - 180	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2018
Variable Rate Demand Notes (VRDNs)	77.6%
Tender Option Bond	21.3%
Other Municipal Security	0.7%
Net Other Assets (Liabilities)	0.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 77.6%
	Principal Amount	Value
Alabama - 3.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.78% 12/3/18, VRDN (a)	$30,090,000	$30,090,000
Series 2014 B, 1.78% 12/3/18, VRDN (a)	400,000	400,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.78% 12/3/18, VRDN (a)	1,100,000	1,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.78% 12/7/18, VRDN (a)	1,400,000	1,400,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.79% 12/3/18, VRDN (a)	13,650,000	13,650,000
West Jefferson Indl. Dev. Series 2008, 1.78% 12/7/18, VRDN (a)	1,400,000	1,400,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.77% 12/3/18, VRDN (a)	12,745,000	12,745,000
		60,785,000
Alaska - 4.4%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series B, 1.74% 12/3/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	16,335,000	16,335,000
(Greater Fairbanks Cmnty. Hosp. Foundation) Series A, 1.74% 12/3/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	14,950,000	14,950,000
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.78% 12/7/18, VRDN (a)	22,500,000	22,500,000
(Exxon Pipeline Co. Proj.) Series 1985, 1.71% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	27,100,000	27,100,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.76% 12/7/18, VRDN (a)	2,800,000	2,800,000
		83,685,000
Arizona - 0.8%
Arizona Health Facilities Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 F, 1.77% 12/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	1,000,000	1,000,000
Series 2015 B, 1.73% 12/3/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	13,900,000	13,900,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.74% 12/7/18, VRDN (a)	1,100,000	1,100,000
		16,000,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 1.82% 12/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	6,500,000	6,500,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 1.82% 12/7/18, VRDN (a)	500,000	500,000
Florida - 5.1%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.76% 12/3/18, VRDN (a)	6,200,000	6,200,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.77% 12/3/18, VRDN(a)	9,500,000	9,500,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	14,700,000	14,700,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.76% 12/3/18, VRDN (a)	27,350,000	27,350,000
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 1.66% 12/7/18, LOC TD Banknorth, NA, VRDN (a)	3,185,000	3,185,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.74% 12/3/18, VRDN (a)	32,400,000	32,400,000
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 1.69% 12/7/18, LOC Northern Trust Co., VRDN (a)	2,100,000	2,100,000
Pinellas County Health Facilities Auth. Rev. (Suncoast Hospice Proj.) Series 2004, 1.69% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)	2,075,000	2,075,000
		97,510,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2009, 1.86% 12/3/18, VRDN (a)	1,000,000	1,000,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.85% 12/3/18, VRDN (a)	500,000	500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.85% 12/3/18, VRDN (a)	400,000	400,000
		1,900,000
Illinois - 6.0%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 1.7% 12/7/18, LOC BMO Harris Bank NA, VRDN (a)	19,225,000	19,225,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 E1, 1.68% 12/3/18, LOC Wells Fargo Bank NA, VRDN (a)	9,650,000	9,650,000
Series 2010 A, 1.72% 12/3/18, LOC Bank of America NA, VRDN (a)	21,350,000	21,350,000
Series 2010 B, 1.7% 12/3/18, LOC Wells Fargo Bank NA, VRDN (a)	2,400,000	2,400,000
Series 2011 A, 1.72% 12/3/18, LOC Bank of America NA, VRDN (a)	15,000,000	15,000,000
Series 2018:
1.71% 12/3/18, LOC PNC Bank NA, VRDN (a)	24,480,000	24,480,000
1.74% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	21,000,000	21,000,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 1.72% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	1,065,000	1,065,000
		114,170,000
Indiana - 1.4%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 1.7% 12/3/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	16,670,000	16,670,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 I, 1.73% 12/3/18, LOC Barclays Bank PLC, VRDN (a)	4,900,000	4,900,000
Series 2008 J, 1.73% 12/3/18, LOC Barclays Bank PLC, VRDN (a)	4,060,000	4,060,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 12/7/18, VRDN (a)	700,000	700,000
Series I, 1.81% 12/7/18, VRDN (a)	600,000	600,000
		26,930,000
Iowa - 2.8%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 1.72% 12/3/18, LOC MUFG Union Bank NA, VRDN (a)	12,000,000	12,000,000
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.8% 12/7/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	4,400,000	4,400,000
Iowa Fin. Auth. Rev.:
Series 2018 E, 1.74% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	23,000,000	23,000,000
Series 2018 F, 1.72% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	13,600,000	13,600,000
		53,000,000
Louisiana - 4.1%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 1.71% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	10,400,000	10,400,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2008 A, 1.73% 12/3/18, VRDN (a)	50,000,000	50,000,000
Series 2010, 1.74% 12/7/18, VRDN (a)	5,600,000	5,600,000
(Christus Health Proj.) Series 2008 B, 1.74% 12/7/18, VRDN (a)	1,500,000	1,500,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 1.78% 12/3/18, VRDN (a)	5,500,000	5,500,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.97% 12/7/18, VRDN (a)	1,960,000	1,960,000
Series 2010 B1, 1.96% 12/7/18, VRDN (a)	3,100,000	3,100,000
		78,060,000
Maryland - 0.6%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2011 A, 1.68% 12/7/18, LOC TD Banknorth, NA, VRDN (a)	12,220,000	12,220,000
Minnesota - 5.1%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2009 B1, 1.74% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
Series 2009 B2, 1.74% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	15,200,000	15,200,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 1.69% 12/3/18, LOC Wells Fargo Bank NA, VRDN (a)	70,530,000	70,530,000
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 1.69% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)	4,020,000	4,020,000
		96,750,000
Mississippi - 4.9%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1.72% 12/3/18, VRDN (a)	10,035,000	10,035,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 1.71% 12/3/18 (Chevron Corp. Guaranteed), VRDN (a)	26,800,000	26,800,000
Series 2007 C, 1.71% 12/3/18 (Chevron Corp. Guaranteed), VRDN (a)	10,555,000	10,555,000
Series 2011 A, 1.71% 12/3/18, VRDN (a)	8,185,000	8,185,000
Series 2011 D, 1.71% 12/3/18, VRDN (a)	7,825,000	7,825,000
Series 2011 E, 1.71% 12/3/18, VRDN (a)	14,630,000	14,630,000
Series 2011 F, 1.71% 12/3/18, VRDN (a)	14,850,000	14,850,000
		92,880,000
Missouri - 2.0%
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 1.71% 12/3/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	37,450,000	37,450,000
Nevada - 0.3%
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 B, 1.69% 12/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
New York - 18.1%
New York City Gen. Oblig.:
Series 2006 I5, 1.74% 12/3/18 (Liquidity Facility Bank of New York, New York), VRDN (a)	6,320,000	6,320,000
Series 2008 J6, 1.76% 12/3/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,915,000	18,915,000
Series 2008, 1.75% 12/3/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	5,165,000	5,165,000
Series 2012 G6, 1.76% 12/3/18 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	13,875,000	13,875,000
Series 2013 A3, 1.77% 12/3/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,800,000	3,800,000
Series 2014 D4, 1.7% 12/3/18, LOC TD Banknorth, NA, VRDN (a)	8,000,000	8,000,000
Series 2017 A-7, 1.76% 12/3/18 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	25,325,000	25,325,000
Series 2018 B, 1.74% 12/3/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,430,000	10,430,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 1.77% 12/3/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	10,800,000	10,800,000
Series 2011 DD-3B, 1.71% 12/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	5,400,000	5,400,000
Series 2013 AA-1, 1.72% 12/3/18 (Liquidity Facility PNC Bank NA), VRDN (a)	5,700,000	5,700,000
Series 2014 AA, 1.73% 12/3/18 (Liquidity Facility Bank of Montreal), VRDN (a)	7,700,000	7,700,000
Series 2016 AA2, 1.73% 12/3/18 (Liquidity Facility Bank of America NA), VRDN (a)	18,185,000	18,185,000
Series 2017 BB, 1.73% 12/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	17,025,000	17,025,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 1.76% 12/3/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	31,330,000	31,330,000
Series 2003 C4, 1.76% 12/3/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,540,000	6,540,000
Series 2010, 1.75% 12/3/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	34,350,000	34,350,000
Series 2014, 1.77% 12/3/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,225,000	2,225,000
Series 2015 A3, 1.75% 12/3/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,105,000	5,105,000
Series 2019 B4, 1.76% 12/3/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,925,000	2,925,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 1.77% 12/3/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	25,200,000	25,200,000
Series 2009 B, 1.77% 12/3/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	31,900,000	31,900,000
Series 2013 A, 1.77% 12/3/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,300,000	10,300,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 1.72% 12/3/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,580,000	18,580,000
Series E3, 1.72% 12/3/18, LOC Bank of America NA, VRDN (a)	7,800,000	7,800,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	7,000,000	7,000,000
Series 2005 B, 1.71% 12/3/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,600,000	3,600,000
		343,495,000
North Carolina - 1.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 1.7% 12/3/18, LOC TD Banknorth, NA, VRDN (a)	35,145,000	35,145,000
Ohio - 0.7%
Montgomery County Hosp. Rev. Series 2016 E, 1.73% 12/3/18, LOC Barclays Bank PLC, VRDN (a)	6,435,000	6,435,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 1.73% 12/3/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,600,000	7,600,000
		14,035,000
Pennsylvania - 1.4%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 1.72% 12/3/18, VRDN (a)	7,535,000	7,535,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.79% 12/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.69% 12/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,730,000	11,730,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.) Second Series, 1.65% 12/7/18, LOC JPMorgan Chase Bank, VRDN (a)	6,330,000	6,330,000
		25,990,000
Tennessee - 5.0%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Series 2003, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	7,480,000	7,480,000
Series 2004, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	16,855,000	16,855,000
Series 2005, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	31,915,000	31,915,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Proj.):
Series 2002, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	10,395,000	10,395,000
Series 2004, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	7,760,000	7,760,000
Series 2008, 1.73% 12/3/18, LOC Bank of America NA, VRDN (a)	14,735,000	14,735,000
		94,140,000
Texas - 8.5%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 1.69% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	27,480,000	27,480,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. 1.71% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	18,325,000	18,325,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 1.74% 12/3/18, LOC JPMorgan Chase Bank, VRDN (a)	8,470,000	8,470,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 1.71% 12/3/18, VRDN (a)	4,300,000	4,300,000
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.) Series 2010, 1.71% 12/3/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,555,000	2,555,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.75% 12/7/18 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.75% 12/7/18 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 1.75% 12/7/18 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.75% 12/7/18 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 1.7% 12/3/18, LOC TD Banknorth, NA, VRDN (a)	23,420,000	23,420,000
Texas Gen. Oblig.:
Series 2011 A, 1.75% 12/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	44,600,000	44,600,000
Series 2011 B, 1.75% 12/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	20,860,000	20,860,000
		160,310,000
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.68% 12/7/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	7,105,000	7,105,000
Washington - 0.4%
FHLMC Vancouver Hsg. Auth. Rev. Series 2008, 1.69% 12/7/18, LOC Freddie Mac, VRDN (a)	6,600,000	6,600,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.73% 12/7/18, VRDN (a)	1,000,000	1,000,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.75% 12/7/18, VRDN (a)	630,000	630,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.73% 12/7/18, VRDN (a)	600,000	600,000
Series 1992 B, 1.73% 12/7/18, VRDN (a)	100,000	100,000
		2,330,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,472,490,000)		1,472,490,000

Tender Option Bond - 21.3%
Arizona - 0.1%
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	500,000	500,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN Series Floaters XF 25 37, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,200,000	1,200,000
		1,700,000
California - 0.1%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,700,000	1,700,000
Dignity Health Participating VRDN Series 17 04, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	600,000	600,000
		2,300,000
Colorado - 3.3%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
Denver City & County Wastewtr. Dept. of Pub. Works Participating VRDN Series 2016 12, 1.72% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	18,700,000	18,700,000
Pittsburg WTSW Participating VRDN Series 5008, 1.78% 12/3/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	41,725,000	41,725,000
		62,925,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,100,000	1,100,000
Series Floaters XM 07 07, 1.78% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500,000	1,500,000
		3,600,000
District Of Columbia - 0.0%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Florida - 0.4%
Central Florida Expressway Auth. Rev. Participating VRDN Series Floaters E 62, 1.72% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,800,000	4,800,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.82%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	100,000	100,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	900,000	900,000
		6,700,000
Georgia - 0.1%
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,100,000	1,100,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.82%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	500,000	500,000
		1,600,000
Illinois - 0.5%
Chicago Board of Ed. Participating VRDN Series Putters 50 21, 1.84% 12/3/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,500,000	3,500,000
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,000,000	1,000,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.84% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,700,000	1,700,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,400,000	1,400,000
Series Floaters YX 10 86, 1.75% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
		8,300,000
Indiana - 0.0%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	650,000	650,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	246,500	246,500
Louisiana - 0.2%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 1.73% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	3,500,000	3,500,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.89%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	200,000	200,000
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
		1,400,000
Michigan - 0.2%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	4,300,000	4,300,000
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.75% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	4,200,000	4,200,000
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.74% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,465,000	1,465,000
		5,665,000
Montana - 0.1%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,565,000	2,565,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,300,000	1,300,000
Series Floaters XX 10 04, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,185,000	1,185,000
		2,485,000
New Jersey - 0.1%
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,700,000	1,700,000
		2,000,000
New York - 4.0%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 1.78% 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,400,000	1,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 1.78% 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	15,500,000	15,500,000
Series Floaters 2018 E125, 1.78% 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	10,000,000	10,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series Floaters E120, 1.78% 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,800,000	2,800,000
Pittsburg WTSW Participating VRDN Series Putters 5012, 1.78% 12/3/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	45,365,000	45,365,000
		75,065,000
North Carolina - 0.5%
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series 2016 13, 1.71% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	9,905,000	9,905,000
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.81% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	200,000	200,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	200,000	200,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.72% 12/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	500,000	500,000
		1,895,000
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	600,000	600,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.74% 12/7/18 (Liquidity Facility Bank of America NA) (a)(b)	200,000	200,000
		800,000
Pennsylvania - 2.9%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 111, 1.78% 12/3/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	13,290,000	13,290,000
Series Putters 5011, 1.78% 12/3/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	32,430,000	32,430,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,000,000	4,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Participating VRDN Series Floaters 2018 029, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
Pittsburg WTSW Participating VRDN Series Putters 50 20, 1.78% 12/3/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,230,000	3,230,000
		55,050,000
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2017 XF 2425, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,575,000	2,575,000
Tennessee - 1.6%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, 1.72% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	29,530,000	29,530,000
Texas - 5.1%
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.72% 12/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,000,000	1,000,000
Conroe Independent School District Participating VRDN Series 2016 15, 1.71% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	28,135,000	28,135,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,400,000	1,400,000
Pittsburg WTSW Participating VRDN Series Putter 50 18, 1.78% 12/3/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	44,735,000	44,735,000
Texas Gen. Oblig. Participating VRDN Series 2016 9, 1.71% 12/3/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	19,825,000	19,825,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series Floaters XF 07 13, 1.73% 12/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	800,000	800,000
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.72% 12/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(b)	1,200,000	1,200,000
		97,095,000
Utah - 0.0%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.74% 12/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)	600,000	600,000
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.73% 12/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)	660,000	660,000
Virginia - 0.1%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.89% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	2,020,000	2,020,000
Washington - 0.9%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 1.72% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	15,775,000	15,775,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.75% 12/7/18 (Liquidity Facility Citibank NA) (a)(b)	1,600,000	1,600,000
		17,375,000
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 1.73% 12/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	900,000	900,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.79% 12/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		1,200,000
TOTAL TENDER OPTION BOND
(Cost $404,106,500)		404,106,500

Other Municipal Security - 0.7%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,480,000	1,480,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.79%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,035,000	4,035,000
		5,515,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	1,100,000	1,100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 92, 1.78% tender 1/3/19, CP mode	400,000	399,996
Series 92, 1.75% tender 12/20/18, CP mode	1,800,000	1,799,978
		2,199,974
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 92, 1.85% tender 1/8/19, CP mode	4,200,000	4,199,999
TOTAL OTHER MUNICIPAL SECURITY
(Cost $13,015,000)		13,014,973
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,889,611,500)		1,889,611,473
NET OTHER ASSETS (LIABILITIES) - 0.4%		8,512,245
NET ASSETS - 100%		$1,898,123,718

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,860,000 or 0.6% of net assets.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.89%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$1,000,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$1,100,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$1,100,000
Dignity Health Participating VRDN Series 17 04, 1.84% 1/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17	$600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18	$1,400,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$1,700,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$2,565,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.86%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 8/3/18	$600,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.89%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$200,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.87% 1/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$300,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,889,611,500)		$1,889,611,473
Cash		2,311,757
Receivable for investments sold		7,730,000
Interest receivable		3,371,286
Other receivables		6,201
Total assets		1,903,030,717
Liabilities
Payable for investments purchased	$2,610,687
Distributions payable	2,290,117
Other payables and accrued expenses	6,195
Total liabilities		4,906,999
Net Assets		$1,898,123,718
Net Assets consist of:
Paid in capital		$1,898,116,608
Total distributable earnings (loss)		7,110
Net Assets, for 1,897,938,749 shares outstanding		$1,898,123,718
Net Asset Value, offering price and redemption price per share ($1,898,123,718 ÷ 1,897,938,749 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended November 30, 2018 (Unaudited)
Investment Income
Interest		$8,599,384
Expenses
Custodian fees and expenses	$7,867
Independent trustees' fees and expenses	2,338
Total expenses before reductions	10,205
Expense reductions	(7,885)
Total expenses after reductions		2,320
Net investment income (loss)		8,597,064
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,689
Total net realized gain (loss)		1,689
Change in net unrealized appreciation (depreciation) on investment securities		(453)
Net increase in net assets resulting from operations		$8,598,300

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended November 30, 2018 (Unaudited)	Year ended May 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,597,064	$9,721,651
Net realized gain (loss)	1,689	28,436
Change in net unrealized appreciation (depreciation)	(453)	211
Net increase in net assets resulting from operations	8,598,300	9,750,298
Distributions to shareholders	(8,597,212)	–
Distributions to shareholders from net investment income	–	(9,721,631)
Distributions to shareholders from net realized gain	–	(9,595)
Total distributions	(8,597,212)	(9,731,226)
Affiliated share transactions
Proceeds from sales of shares	5,228,188,000	8,665,887,000
Cost of shares redeemed	(4,503,535,000)	(8,249,029,121)
Net increase (decrease) in net assets and shares resulting from share transactions	724,653,000	416,857,879
Total increase (decrease) in net assets	724,654,088	416,876,951
Net Assets
Beginning of period	1,173,469,630	756,592,679
End of period	$1,898,123,718	$1,173,469,630
Other Information
Shares
Sold	5,227,665,233	8,665,020,498
Redeemed	(4,503,084,692)	(8,248,204,301)
Net increase (decrease)	724,580,541	416,816,197

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30,	Years endedMay 31,
	2018	2018	2017 A	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0000	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0072	.0108	.0064	.001	–B	.001
Net realized and unrealized gain (loss)	–B	.0001	.0001	–B	–B	–B
Total from investment operations	.0072	.0109	.0065	.001	–B	.001
Distributions from net investment income	(.0072)	(.0108)	(.0064)	(.001)	–B	(.001)
Distributions from net realized gain	–	–B	–	–B	–B	–
Total distributions	(.0072)	(.0109)C	(.0064)	(.001)	–B	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.00	$1.00	$1.00
Total ReturnD,E	.72%	1.09%	.65%	.12%	.05%	.06%
Ratios to Average Net AssetsF
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	1.47%H	1.11%	.61%	.09%	.04%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$1,898,124	$1,173,470	$756,593	$1,425,730	$921,463	$955,734

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0109 per share is comprised of distributions from net investment income of $.01084 and distributions from net realized gain of $.00001 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended November 30, 2018

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	(27)
Net unrealized appreciation (depreciation)	$(27)
Tax cost	$1,889,611,500

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7,885.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2018 to November 30, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period-B June 1, 2018 to November 30, 2018
Actual	.0017%	$1,000.00	$1,007.20	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in the fund.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of Fidelity's voluntary expense limitation agreements; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (ix) the impact of recent changes to the money market fund landscape, including the full implementation of money market fund reform and rising interest rates, on Fidelity's money market funds; (x) the funds' share class structures and distribution channels; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TFC-SANN-0119
1.810806.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 24, 2019